Shareholder Report, Holdings (Details)	Jul. 31, 2024
Holdings [Line Items]
Percent of Net Asset Value	2.80%
TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.70%
NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.40%
ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.50%
NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Tax-Exempt Fund (Class A) | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Tax-Exempt Fund (Class A) | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Columbia Tax-Exempt Fund (Class A) | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Columbia Tax-Exempt Fund (Class A) | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Tax-Exempt Fund (Class A) | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Tax-Exempt Fund (Class A) | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Tax-Exempt Fund (Class A) | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Tax-Exempt Fund (Class A) | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Tax-Exempt Fund (Class A) | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Tax-Exempt Fund (Class A) | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Tax-Exempt Fund (Class A) | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Tax-Exempt Fund (Class A) | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Tax-Exempt Fund (Class A) | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Tax-Exempt Fund (Class A) | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Tax-Exempt Fund (Class A) | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Tax-Exempt Fund (Class A) | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Tax-Exempt Fund (Class A) | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Tax-Exempt Fund (Class A) | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Columbia Tax-Exempt Fund (Class A) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Tax-Exempt Fund (Advisor Class) | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Tax-Exempt Fund (Advisor Class) | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Columbia Tax-Exempt Fund (Advisor Class) | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Columbia Tax-Exempt Fund (Advisor Class) | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Tax-Exempt Fund (Advisor Class) | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Tax-Exempt Fund (Advisor Class) | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Tax-Exempt Fund (Advisor Class) | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Tax-Exempt Fund (Advisor Class) | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Tax-Exempt Fund (Advisor Class) | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Tax-Exempt Fund (Advisor Class) | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Tax-Exempt Fund (Advisor Class) | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Tax-Exempt Fund (Advisor Class) | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Tax-Exempt Fund (Advisor Class) | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Tax-Exempt Fund (Advisor Class) | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Tax-Exempt Fund (Advisor Class) | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Tax-Exempt Fund (Advisor Class) | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Tax-Exempt Fund (Advisor Class) | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Tax-Exempt Fund (Advisor Class) | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Columbia Tax-Exempt Fund (Advisor Class) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Tax-Exempt Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Tax-Exempt Fund - Class C | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Tax-Exempt Fund - Class C | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Columbia Tax-Exempt Fund - Class C | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Columbia Tax-Exempt Fund - Class C | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Tax-Exempt Fund - Class C | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Tax-Exempt Fund - Class C | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Tax-Exempt Fund - Class C | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Tax-Exempt Fund - Class C | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Tax-Exempt Fund - Class C | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Tax-Exempt Fund - Class C | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Tax-Exempt Fund - Class C | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Tax-Exempt Fund - Class C | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Tax-Exempt Fund - Class C | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Tax-Exempt Fund - Class C | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Tax-Exempt Fund - Class C | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Tax-Exempt Fund - Class C | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Tax-Exempt Fund - Class C | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Columbia Tax-Exempt Fund - Class C | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Tax-Exempt Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Tax-Exempt Fund - Institutional Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Tax-Exempt Fund - Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Columbia Tax-Exempt Fund - Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Columbia Tax-Exempt Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Tax-Exempt Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Tax-Exempt Fund - Institutional Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Tax-Exempt Fund - Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Tax-Exempt Fund - Institutional Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Tax-Exempt Fund - Institutional Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Tax-Exempt Fund - Institutional Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Tax-Exempt Fund - Institutional Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Tax-Exempt Fund - Institutional Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Tax-Exempt Fund - Institutional Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Tax-Exempt Fund - Institutional Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Tax-Exempt Fund - Institutional Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Tax-Exempt Fund - Institutional Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Tax-Exempt Fund - Institutional Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Columbia Tax-Exempt Fund - Institutional Class | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Tax-Exempt Fund - Institutional 2 Class
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Tax-Exempt Fund - Institutional 2 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Tax-Exempt Fund - Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Columbia Tax-Exempt Fund - Institutional 2 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Columbia Tax-Exempt Fund - Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Tax-Exempt Fund - Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Tax-Exempt Fund - Institutional 2 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Tax-Exempt Fund - Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Tax-Exempt Fund - Institutional 2 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Tax-Exempt Fund - Institutional 2 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Tax-Exempt Fund - Institutional 2 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Tax-Exempt Fund - Institutional 2 Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Tax-Exempt Fund - Institutional 2 Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Tax-Exempt Fund - Institutional 2 Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Tax-Exempt Fund - Institutional 2 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Tax-Exempt Fund - Institutional 2 Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Tax-Exempt Fund - Institutional 2 Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Tax-Exempt Fund - Institutional 2 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Columbia Tax-Exempt Fund - Institutional 2 Class | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Tax-Exempt Fund - Institutional 3 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Tax-Exempt Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Columbia Tax-Exempt Fund - Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Columbia Tax-Exempt Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Tax-Exempt Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Tax-Exempt Fund - Institutional 3 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Tax-Exempt Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Tax-Exempt Fund - Institutional 3 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Columbia Tax-Exempt Fund - Institutional 3 Class | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%